                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5754
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                        MFS HIGH INCOME MUNICIPAL TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) HIGH INCOME MUNICIPAL TRUST

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
MUNICIPAL BONDS - 157.9%
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AIRPORT & PORT REVENUE - 3.6%
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Branson, MO, Regional Airport Transportation Development District Airport Rev.,  "B",
6%, 2037                                                                                      $     610,000        $      569,673
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Denver, CO, City & County Airport, "B", ETM, 6.125%, 2025 (c)                                     2,840,000             2,862,010
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Denver, CO, City & County Airport, "C", ETM, 6.125%, 2025 (c)                                     2,280,000             2,674,600
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New York, NY, City Industrial Development Authority Rev. (Terminal One Group
Assn.), 5.5%, 2021                                                                                  750,000               789,292
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                                                                                                                   $    6,895,575
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ASSET BACKED & SECURITIZED - 0.3%
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Pass-Through Certificates, "1993", 8.5%, 2016 (z)                                             $     546,075        $      536,409
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 0.6%
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Commonwealth of Puerto Rico, Government Development Bank, "B", 5%, 2015                       $     700,000        $      732,655
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New York, NY, "H", 6%, 2017                                                                           5,000                 5,058
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State of California, 5.25%, 2023                                                                    380,000               405,730
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                                                                                                                   $    1,143,443
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GENERAL OBLIGATIONS - SCHOOLS - 2.6%
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Chicago, IL, Board of Education (School Reform), "A", AMBAC, 5.25%, 2030                      $   2,000,000        $    2,047,240
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Irving, TX, Independent School District, "A", PSF, 0%, 2018                                       1,000,000               622,520
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Montebello, CA, Unified School District, FSA, 0%, 2021                                            1,435,000               748,065
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Montebello, CA, Unified School District, FSA, 0%, 2023                                            1,505,000               700,096
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Placer, CA, Union High School District, "A", FGIC, 0%, 2019                                       1,700,000               992,698
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                                                                                                                   $    5,110,619
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HEALTHCARE REVENUE - HOSPITALS - 27.2%
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "A", 5%, 2028                                                                        $     565,000        $      507,675
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "A", 5.375%, 2040                                                                          835,000               765,753
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Cape Girardeau County, MO, Industrial Development Authority Rev. (Southeast
Missouri Hospital), 5%, 2027                                                                        950,000               894,245
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Colorado Health Facilities Authority Rev. (National Jewish Medical & Research
Center), 5.375%, 2023                                                                               330,000               327,763
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Colorado Health Facilities Authority Rev. (National Jewish Medical & Research
Center), 5.375%, 2029                                                                               750,000               734,565
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Colorado Health Facilities Authority Rev. (Vail Valley Medical Center), 5%, 2020                    750,000               740,430
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Conway, AR, Hospital Rev. (Conway Regional Medical Center), "A", 6.4%, 2029                         425,000               442,927
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Conway, AR, Hospital Rev. (Conway Regional Medical Center), "B", 6.4%, 2029                       1,000,000             1,042,180
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Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)                       1,400,000             1,423,030
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Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)                       1,000,000             1,016,450
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Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018                                   750,000               758,078
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Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)         330,000               333,373
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Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038                   750,000               649,740
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Glendale, AZ, Industrial Development Authority, (John C Lincoln Health), 5%, 2042                   360,000               328,446
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Highland County, OH, Joint Township, Hospital District Facilities Rev., 6.75%, 2009 (c)             905,000               969,056
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Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)                1,750,000             2,124,798
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Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                      565,000               496,906
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Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)             500,000               538,730
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Illinois Health Facilities Authority Rev. (Thorek Hospital & Medical Center), 5.25%, 2018           600,000               602,898
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Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County
Schneck Memorial Hospital), "A", 5.25%, 2036                                                        500,000               501,675
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Indiana Health & Educational Facilities Hospital Rev. (Community Foundation of
Northwest), 5.5%, 2037                                                                            1,445,000             1,390,003
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Indiana Health Facilities Financing Authority Rev. (Community Foundation of
Northwest Indiana ), "A", 6%, 2034                                                                  575,000               585,316
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Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2014                       600,000               626,904
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Lexington County, SC, Health Services Rev. (Lexington Medical Center), 5.5%, 2013 (c)               750,000                15,925
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Louisiana Public Facilities Authority Rev. (Touro Infirmary Project), "A", 5.625%, 2029             450,000               445,788
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Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
"A", 5.75%, 2025                                                                                    600,000               611,712
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Maryland Health & Higher Educational Facilities Authority Rev. (Hackettstown
Community Hospital), "A", 5%, 2016                                                                  400,000               401,476
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Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019                  200,000               202,578
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Massachusetts Development Finance Agency (Boston Biomedical), 5.75%, 2029                           450,000               452,871
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Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.),
"A", 9%, 2012 (c)                                                                                 1,000,000             1,188,710
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Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "E",
6.75%, 2033                                                                                         500,000               527,650
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Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
Hospital), "D", 6.35%, 2012 (c)                                                                   1,000,000             1,120,960
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Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018               450,000               461,651
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Minneapolis & St. Paul, MN, Housing & Redevelopment Authority (Health Partners),
6%, 2021                                                                                            500,000               519,145
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Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional
Medical Center), 5.25%, 2026                                                                      1,000,000               977,420
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
Center), "A", 6.125%, 2012 (c)                                                                      350,000               388,608
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
Center), "A", 6.125%, 2032                                                                           50,000                51,381
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New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional
Hospital ), "A", 6%, 2028                                                                           625,000               632,419
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New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional
Hospital ), "B", 5.9%, 2028                                                                         780,000               787,355
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New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at
Conway), 5.25%, 2036                                                                                800,000               748,256
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New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)            300,000               326,037
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), 5.5%, 2026                                                                                 400,000               400,760
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
Health), "C", 5.5%, 2026                                                                            850,000               851,615
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North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029               1,915,000             1,982,274
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Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
Healthcare), 5.75%, 2012 (c)                                                                        200,000               218,454
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Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple
University Hospital), "A", 5.5%, 2030                                                               805,000               777,541
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Salida, CO, Hospital District Rev., 5.25%, 2036                                                     945,000               838,565
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Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial
Hospital, Inc.), 5.625%, 2035                                                                     1,250,000             1,192,500
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Sandusky County, OH, Hospital Facilities Rev. (Memorial Hospital), 5.15%, 2010                      250,000               249,290
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South Carolina Jobs, Economic Development Authority (Bon Secours - St. Francis
Medical Center), 5.5%, 2023                                                                       1,750,000             1,808,030
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South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals &
Health Systems), "A", 5.25%, 2034                                                                   800,000               803,256
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South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034             500,000               519,170
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Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.125%, 2036                1,000,000               918,920
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Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020                        225,000               226,336
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St. Paul, MN, Housing & Redevelopment Authority Rev. (Healtheast), "A", 5.7%, 2015                1,000,000             1,011,210
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Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), "A", 5.75%, 2029                         2,000,000             2,040,780
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Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034                        1,500,000             1,473,645
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Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)            1,000,000             1,096,500
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University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems),
5%, 2036                                                                                          1,000,000               960,100
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Vermont Educational & Health Buildings Financing Agency Rev. (Brattleboro Memorial
Hospital), 5.375%, 2028                                                                           1,075,000             1,047,007
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Washington County, MN, Housing & Redevelopment Authority Rev. (Healtheast),
5.25%, 2012                                                                                       1,300,000             1,313,585
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West Orange, FL, Healthcare District, "A", 5.65%, 2022                                              525,000               539,154
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West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)           05,000               880,839
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.4%, 2033                                                                                          525,000               546,740
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Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
5.75%, 2029                                                                                       1,000,000               997,460
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), 5.75%, 2012 (c)                                                                          600,000               652,752
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
Services), "A", 5.125%, 2033                                                                        850,000               784,176
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                                                                                                                    $   52,591,54
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HEALTHCARE REVENUE - LONG TERM CARE - 35.8%
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James City County, VA, Economic Development (Virginia United Methodist Homes,
Inc.),  "A", 5.4%, 2027                                                                       $     415,000        $      398,388
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ABAG Finance Authority for Non-profit Corps., CA (Eskaton Gold River Lodge),
6.375%, 2008 (c)                                                                                    570,000               593,524
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ABAG Finance Authority for Non-profit Corps., CA (Eskaton Gold River Lodge),
6.375%, 2008 (c)                                                                                    550,000               578,061
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Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 5.9%, 2025                                                            1,000,000             1,000,760
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Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears
Methodist Retirement), "A", 7%, 2033                                                                500,000               527,315
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Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.),
5.875%, 2020                                                                                        255,000               256,915
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Bucks County, PA, Industrial Development Authority, Retirement Community Rev.
(Ann's Choice, Inc.), 6.125%, 2025                                                                1,000,000             1,013,730
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California Statewide Communities Development Authority Rev. (Eskaton Properties,
Inc.), 8.25%, 2010 (c)                                                                              985,000             1,117,758
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Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), "A", 8%, 2012 (c)               750,000               891,120
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Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032                                                                                        1,545,000             1,579,469
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Colorado Health Facilities Authority Rev. (American Baptist Homes),  "A", 5.9%, 2037                530,000               516,888
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Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031           455,000               470,015
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Colorado Health Facilities Authority Rev. (Christian Living Communities), "A", 5.75%, 2026          600,000               597,924
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
5%, 2035                                                                                          1,400,000             1,225,924
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Colorado Health Facilities Authority Rev. (Evangelical Lutheran Society), 5%, 2035                  375,000               342,000
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Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), "A",
5.75%, 2008 (c)                                                                                     865,000               895,820
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Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), "A",
ETM, 5.45%, 2008 (c)                                                                                 45,000                45,622
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Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019                            470,000               450,998
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Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033                  660,000               670,256
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Delaware County Authority Rev., PA (Dunwoody Village), "A", 5.375%, 2017                            600,000               609,924
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                750,000               760,470
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Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square
Foundation, Inc.), "A", 5%, 2029                                                                  1,000,000               897,040
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Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square
Foundation, Inc.), "A", 5.125%, 2042                                                              1,000,000               881,900
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HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), "A",
5.75%, 2036                                                                                         800,000               752,672
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HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleanloch Farms),
"A", 5.5%, 2027                                                                                     750,000               716,370
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Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living
Community), "A", 7.125%, 2014 (c)                                                                   500,000               594,045
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Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), "A", 5.25%, 2033               250,000               231,150
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Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), "A",
5.875%, 2019                                                                                        700,000               698,474
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Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), "A", 6%, 2029             775,000               765,677
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Illinois Finance Authority Rev. (Hoosier Care, Inc.), "A", 7.125%, 2034                           1,165,000             1,172,957
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Illinois Finance Authority Rev. (Lutheran Senior Services), 5.125%, 2026                          1,250,000             1,228,750
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Illinois Finance Authority Rev. (Washington & Jane Smith Community), "A", 6.25%, 2035             1,250,000             1,267,438
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Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.),
7.375%, 2011 (c)                                                                                    900,000             1,025,622
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Illinois Health Facilities Authority Rev. (Washington & Jane Smith Community), "A",
7%, 2032                                                                                            725,000               763,875
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Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034               150,000               151,025
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)             920,000             1,104,616
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "B", 5.75%, 2018            550,000               552,079
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "B", 5.75%, 2028          1,475,000             1,471,313
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James City County, VA, Economic Development (Virginia United Methodist Homes,
Inc.),  "A", 5.5%, 2037                                                                             665,000               633,180
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Jefferson, GA, Development Authority Rev. (Senior Living Facilities), "A", 5.875%, 2038             750,000               699,105
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Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian
Village), "A", 6.25%, 2032                                                                          250,000               255,833
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Juneau, AK, City & Boro Non-recourse Rev. (St. Ann's Care Project), 6.875%, 2025                  1,180,000             1,134,287
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Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030                            1,615,000             1,498,607
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Kentwood, MI, Economic Development Ltd. (Holland Home),  "A", 5.375%, 2036                        1,000,000               916,850
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La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                     690,000               726,549
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Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), "A",
7.625%, 2010 (c)                                                                                    500,000               552,900
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Lee County, FL, Industrial Development Authority Health Care Facilities Rev., (Shell
Point Village),  "A", 5.5%, 2009 (c)                                                                600,000               627,546
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Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev.
(Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031                                                60,000                51,963
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Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation),
"A", 6.375%, 2009 (c)                                                                               650,000               683,930
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Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.),
6.5% to 2009, 8% to 2029                                                                            575,000               634,426
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Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.),
"A", 7.1%, 2032                                                                                   1,230,000             1,228,401
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Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.),  "A", 5.5%, 2027                240,000               233,143
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Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.),  "A", 5.75%, 2035                60,000                59,333
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Massachusetts Development Finance Agency Rev. (Loomis Communities Project),
"A", 6.9%, 2032                                                                                     100,000               104,560
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Massachusetts Development Finance Agency Rev. (Loomis Communities Project),
"A", 5.625%, 2015                                                                                   400,000               404,272
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Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement
Center), "A-1", 5.25%, 2026                                                                         300,000               276,705
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Metropolitan Government of Nashville & Davidson Counties, TN, Health & Educational
Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024                                       600,000               597,366
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Metropolitan Government of Nashville & Davidson Counties, TN, Health & Educational
Facilities Board, First Mortgage, 7.75%, 2029                                                     1,140,000             1,255,573
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Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
6.125%, 2036                                                                                        500,000               502,890
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                      250,000               252,425
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                       750,000               757,462
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New Hampshire Health & Educational Facilities Authority Rev. (Rivermead at
Peterborough Retirement Community), 5.625%, 2018                                                    500,000               503,385
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New Hampshire Higher Education & Facilities Authority Rev. (Rivermead at
Peterborough Retirement Community), 5.75%, 2028                                                     500,000               500,340
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New Jersey Economic Development Authority Rev. (Cranes Mill Project),  "A", 5.1%, 2027              500,000               477,795
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New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                      830,000               831,627
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New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026              1,300,000             1,226,368
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New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), "A",
8.25%, 2010 (c)                                                                                     925,000             1,055,545
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New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                     500,000               466,920
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New Jersey Economic Development Authority Rev., First Mortgage (Lions Gate),  "A",
5.75%, 2025                                                                                         205,000               205,344
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New Jersey Economic Development Authority Rev., First Mortgage (Winchester),  "A",
5.75%, 2024                                                                                         750,000               764,460
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North Carolina Medical Care Commission, First Mortgage (DePaul Community
Facilities, Inc.), 7.625%, 2029                                                                   1,500,000             1,532,550
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North Carolina Medical Care Commission, First Mortgage (United Methodist
Retirement Homes), "C", 5.5%, 2032                                                                  600,000               559,932
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Robbinsdale, MN, Economic Development Authority, Senior Housing Project, "A",
6.875%, 2010 (c)                                                                                    500,000               534,290
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Rochester, MN, Health Care & Housing Authority (Madonna Meadows), "A", 5.3%, 2037                   750,000               688,335
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Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023                          1,740,000             1,488,152
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Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care),
"A", 6.625%, 2029                                                                                 1,145,000             1,161,557
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Savannah, GA, Economic Development Authority, First Mortgage (Marshes of
Skidway), "A", 7.4%, 2034                                                                           465,000               490,900
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown
Village), "A", 7.25%, 2034                                                                          450,000               454,860
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Trezevant
Manor), "A", 5.625%, 2026                                                                         1,000,000               973,280
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Trezevant
Manor), "A", 5.75%, 2037                                                                            350,000               338,362
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South Carolina Jobs & Economic Development Authority, Health and Facilities Rev.,
First Mortgage (Wesley Commons), 5.125%, 2026                                                       600,000               546,522
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South Carolina Jobs & Economic Development Authority, Health Facilities Rev., First
Mortgage (Wesley Commons), 5.3%, 2036                                                               300,000               268,620
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St. John's County, FL, Industrial Development Authority (Glenmoor Project), "A",
5.25%, 2026                                                                                         500,000               471,865
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St. John's County, FL, Industrial Development Authority (Glenmoor Project), "A",
5.375%, 2040                                                                                        250,000               230,790
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Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince
Center, Inc.), 5.3%, 2031                                                                           500,000               458,160
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Tarrant County, TX, Cultural Education Facilities Finance Corp. (Northwest Senior
Housing),  "A", 6%, 2036                                                                            750,000               762,795
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Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages),
9.25%, 2022                                                                                         920,000               917,350
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Washington County, PA, Industrial Development Authority Rev., First Mortgage
(AHF/Central Project), 7.75%, 2029                                                                1,210,000             1,354,220
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Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034             250,000               256,530
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Westminster, MD, Economic Development Rev. (Carroll Lutheran Village),  "A",
5.875%, 2021                                                                                        500,000               509,455
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Winchester, VA, Industrial Development Authority Rev., Residential Care Facilities
(Westminster-Canterbury),  "A", 5.3%, 2035                                                          750,000               691,140
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), "A", 8.5%, 2033              900,000               903,753
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Attic Angel Community,
Inc.), 5.75%, 2008 (c)                                                                            1,000,000             1,042,680
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.),
5.75%, 2024                                                                                       1,300,000             1,292,993
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Eastcastle Place, Inc.
Project), 6.125%, 2034                                                                              350,000               350,413
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Catholic Home),
5%, 2026                                                                                            500,000               483,970
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Three Pillars), 5.75%, 2026               500,000               508,020
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home),
5.7%, 2028                                                                                        1,000,000               997,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    69,206,06
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX, (American Airlines, Inc.), 5.25%, 2029                        $   1,125,000        $      988,234
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways,
Inc.), 5.6%, 2027                                                                                   250,000               247,323
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways,
Inc.), 7.75%, 2028                                                                                  750,000               790,598
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Special Facilities Rev. (American Airlines,
Inc.), 5.5%, 2030                                                                                 2,255,000             2,138,755
---------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019                      1,125,000             1,086,469
---------------------------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Rev.
(American Airlines, Inc.), 9%, 2029                                                               1,000,000             1,171,810
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029                                                                        485,000               490,306
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 9%, 2033                                                                           750,000               877,432
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.),
7.75%, 2031                                                                                         500,000               569,290
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,360,217
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.95%, 2033           $     600,000        $      562,668
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic
Services, Inc.), "C", 5.25%, 2023                                                             $     500,000        $      511,895
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), "A", 7.5%, 2010             250,000               251,755
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), "A", 7.45%, 2017              500,000               508,585
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,272,235
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Director of the State of Nevada Department of Business & Industry
(Wheeling/Pittsburgh Steel), "A", 8%, 2014 (z)                                                $     695,000        $      712,771
---------------------------------------------------------------------------------------------------------------------------------
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh
Steel), "A", 7%, 2014                                                                               385,000               379,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,091,796
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018                   $     450,000        $      434,092
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser
Busch Project), 5.95%, 2032                                                                       1,000,000             1,023,210
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.), 8%, 2028             500,000               542,760
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023                   675,000               682,594
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017              250,000               251,278
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Rev. (Michigan Sugar Co.), "A", 6.25%, 2015                               1,250,000             1,268,050
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028                   1,000,000               892,740
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (GMT Realty LLC), "B", 6.875%, 2037                1,500,000             1,549,140
---------------------------------------------------------------------------------------------------------------------------------
St. John Baptist Parish, LA (Marathon Oil Corp.), "A", 5.125%, 2037                               1,025,000               999,713
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021              375,000               391,013
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa LLC),
5.875%, 2022                                                                                        600,000               609,876
---------------------------------------------------------------------------------------------------------------------------------
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017                 695,000               696,327
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,340,793
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging
Corp.), 5.6%, 2025                                                                            $     400,000        $      380,664
---------------------------------------------------------------------------------------------------------------------------------
Camden, AL, Industrial Development Board Exempt Facilities Rev. (Weyerhaeuser
Co.), "B", 6.375%, 2024                                                                             550,000               583,704
---------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                 250,000               245,583
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), "B",
6.25%, 2025                                                                                       1,000,000             1,042,430
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
Co.), "B", 6.7%, 2022                                                                               850,000               960,449
---------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, Industrial Development Board Environmental Improvement Rev.
(Meadwest Vaco Coated), "A", 6.35%, 2035                                                            550,000               569,057
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,781,887
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)                                            $     220,000        $      226,723
---------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)                                                   895,000               918,467
---------------------------------------------------------------------------------------------------------------------------------
Cow Creek Band Umpqua Tribe of Indians, OR, "C", 5.625%, 2026 (n)                                   800,000               774,176
---------------------------------------------------------------------------------------------------------------------------------
Mashantucket Western Pequot Tribe, CT, "B", 0%, 2016 (n)                                          1,000,000               624,870
---------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribe Indians, CT, Gaming Authority Rev., 6.25%, 2031 (n)                                   275,000               280,591
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum),  "A", 6.125%, 2019                600,000               606,906
---------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Agua Caliente Band of Cahuilla Indians Rev., 5.6%, 2013 (z)                     1,000,000             1,024,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,456,483
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032                                     $     500,000        $      521,600
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH (Columbia National Group), 5%, 2020                                   775,000               761,376
---------------------------------------------------------------------------------------------------------------------------------
Lake County, OH, Economic Development Rev. (North Madison Properties Ltd.),
8.819%, 2011                                                                                        500,000               502,785
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC,
5.25%, 2023                                                                                         750,000               766,208
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay), "A", 5%, 2031                               1,000,000               868,420
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority (Heldrich Associates LLC), "B", 6.25%, 2037           1,250,000             1,273,050
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority (Heldrich Associates LLC), "C", 8.75%, 2037             900,000               866,844
---------------------------------------------------------------------------------------------------------------------------------
New York Convention Center Operating Corp. (Yale Building), ETM, 0%, 2008 (c)                     1,700,000             1,653,964
---------------------------------------------------------------------------------------------------------------------------------
V Lakes Utility District Ranking Water Systems Rev., 7.75%, 2024 (d)                                480,000               288,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,502,247
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments
Ltd.), "A", 7.5%, 2040                                                                        $     750,000        $      779,580
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), "C",
5.875%, 2028                                                                                        775,000               780,169
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.3%, 2019 (n)                                                   1,000,000             1,064,520
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                                            2,000,000             2,075,060
---------------------------------------------------------------------------------------------------------------------------------
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments),
"A", 7.45%, 2040                                                                                    720,000               742,738
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037                       1,000,000               964,350
---------------------------------------------------------------------------------------------------------------------------------
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038               1,500,000             1,428,780
---------------------------------------------------------------------------------------------------------------------------------
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), "D",
10%, 2032                                                                                           400,000               410,132
---------------------------------------------------------------------------------------------------------------------------------
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), "C",
8%, 2032                                                                                            370,000               379,912
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                              1,000,000               980,930
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "B", 5%, 2030                                            500,000               500,530
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                            500,000               485,315
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, OH, Multi-Family Housing Rev. (Chevy Chase Apartments),
4.95%, 2035                                                                                         500,000               490,160
---------------------------------------------------------------------------------------------------------------------------------
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (n)                                                   2,000,000             2,143,460
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (HFA/Risk Sun
Pointe Apartments), "E", 4.8%, 2040                                                               1,250,000             1,151,238
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "F-1", 4.65%, 2025                                  1,000,000               964,280
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (ARC), "A",
5.8%, 2034                                                                                          750,000               759,112
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
FSA, 5%, 2025                                                                                       500,000               486,020
---------------------------------------------------------------------------------------------------------------------------------
Texas Department of Housing & Community Affairs (Pebble Brook Apartments),
FNMA, 5.5%, 2018                                                                                  1,000,000             1,022,490
---------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake Townhomes), "A",
10.25%, 2019                                                                                      2,200,000             2,178,000
---------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake), "B", 0%, 2019                          684,000               311,329
---------------------------------------------------------------------------------------------------------------------------------
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028             870,000               818,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    20,917,04
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024                                    $     750,000        $      736,245
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, IL, "A", FGIC, 7.75%, 2016                             10,000,000             6,871,800
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County, KS, Unified Government Special Obligation Rev. (Sales Tax -
Second Lien Area B), 5%, 2020                                                                       325,000               316,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,924,400
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Housing Authority Rev. (City Living), "A-2", GNMA, 5%, 2038            $     993,762        $      938,290
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Redevelopment Authority Rev., "C", 4.8%, 2028                               2,000,000             1,941,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,879,670
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., "A", 4.85%, 2021                                    $   1,240,000        $    1,204,648
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), "C",
GNMA, 5%, 2026                                                                                $   1,385,000        $    1,348,561
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                 $   2,000,000        $    2,011,260
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Solid Waste Systems Rev., "A", AMBAC, 5%, 2017                                      600,000               623,028
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden
Haverhill Associates), "A", 6.7%, 2014                                                              250,000               264,990
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.5%, 2013                                                                        500,000               503,485
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                                                                        500,000               489,985
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,892,748
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority Rev. (County Administration Complex),
5%, 2024                                                                                      $   1,210,000        $    1,281,813
---------------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Mental Health (Coalinga),
"A", 5.5%, 2019                                                                                   1,000,000             1,067,680
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Public Finance Corp., Unrefunded, "E", 6%, 2026                       1,645,000             1,931,378
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Finance Corp., "E", ETM, 6%, 2026 (c)                           155,000               181,984
---------------------------------------------------------------------------------------------------------------------------------
Compton, CA, COP (Civic Center),  "A", 5.5%, 2015                                                 1,000,000             1,027,040
---------------------------------------------------------------------------------------------------------------------------------
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike,
5.25%, 2029                                                                                         650,000               660,108
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2013 (c)                                                                                 750,000               813,930
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Military Department Custody Receipts, 5%, 2024                                          1,500,000             1,506,345
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021                     1,000,000             1,129,440
---------------------------------------------------------------------------------------------------------------------------------
Newberry, SC, Investing in Children's Education (Newberry County School District
Program), 5%, 2030                                                                                  500,000               467,285
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    10,067,00
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Dallas County, TX, Flood Control District, 7.25%, 2032                                          $      1,000,000   $    1,040,190
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029                            1,000,000        1,039,000
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031                          150,000               153,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,232,650
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 13.2%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation Amount. (Eastside Project),  "A", 5.625%, 2016                    $     600,000        $      601,764
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria, FL, Stewardship Community, "A", 5.125%, 2038                                             350,000               301,602
---------------------------------------------------------------------------------------------------------------------------------
Carson, CA, Improvement Board Act 1915, 7.375%, 2022                                                 35,000                35,477
---------------------------------------------------------------------------------------------------------------------------------
Celebration Community Development District, FL, "A", 6.4%, 2034                                     965,000             1,008,406
---------------------------------------------------------------------------------------------------------------------------------
Channing Park Community Development District, FL, 5.3%, 2038                                        600,000               533,730
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment),  "B", 6.75%, 2022                     450,000               472,491
---------------------------------------------------------------------------------------------------------------------------------
Colonial Country Club Community Development District, FL, 6.4%, 2033                                715,000               739,932
---------------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development District, FL,  "A", 6.7%, 2034                                  670,000               714,836
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing
Project), 5.625%, 2036                                                                              250,000               247,373
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1",
4.875%, 2010                                                                                        355,000               349,029
---------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development,  "A", 6%, 2039                                            120,000               111,522
---------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development,  "B", 6%, 2017                                            700,000               679,994
---------------------------------------------------------------------------------------------------------------------------------
Homestead 50 Community Development District, FL, "A", 6%, 2037                                      485,000               478,341
---------------------------------------------------------------------------------------------------------------------------------
Homestead 50 Community Development District, FL, "B", 5.9%, 2013                                    220,000               219,146
---------------------------------------------------------------------------------------------------------------------------------
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast
Resort), "2000-1", 6.45%, 2031                                                                      750,000               783,600
---------------------------------------------------------------------------------------------------------------------------------
Islands at Doral Southwest Community Development District, FL, 6.375%, 2013 (c)                     375,000               418,598
---------------------------------------------------------------------------------------------------------------------------------
Lexington Oaks Community Development District, FL, "A", 6.125%, 2019                                325,000               325,062
---------------------------------------------------------------------------------------------------------------------------------
Lexington Oaks Community Development District, FL, "A", 7.2%, 2030                                  270,000               275,889
---------------------------------------------------------------------------------------------------------------------------------
Lexington Oaks Community Development District, FL, "A", 6.7%, 2033                                  250,000               261,795
---------------------------------------------------------------------------------------------------------------------------------
Lincoln, CA, Community Facilities District, Special Tax, "2003-1", 5.9%, 2013 (c)                   445,000               502,249
---------------------------------------------------------------------------------------------------------------------------------
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034                      500,000               507,545
---------------------------------------------------------------------------------------------------------------------------------
Northwest Metropolitan District No. 3, CO, 6.25%, 2035                                              500,000               496,010
---------------------------------------------------------------------------------------------------------------------------------
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City
Redevelopment Project), 5.375%, 2033                                                              1,375,000             1,368,235
---------------------------------------------------------------------------------------------------------------------------------
Oakmont Grove Community Development District, CA, "A", 5.4%, 2038                                   500,000               451,675
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), "A",
6.7%, 2009 (c)                                                                                      500,000               538,270
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Improvement Act 1915, "B", 5.75%, 2033                                           500,000               504,275
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), "A", 5.5%, 2010             100,000               100,041
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), "A", 5.8%, 2026             300,000               292,962
---------------------------------------------------------------------------------------------------------------------------------
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035               2,000,000             2,010,020
---------------------------------------------------------------------------------------------------------------------------------
Pontiac, MI, Tax Increment Finance Authority Rev., 6.375%, 2031                                     550,000               568,166
---------------------------------------------------------------------------------------------------------------------------------
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023                                300,000               292,920
---------------------------------------------------------------------------------------------------------------------------------
Redwood City, CA, Community Facilities District, Special Tax, "B", 5.95%, 2028                      600,000               609,948
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2019                           1,910,000             1,104,629
---------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2022                           1,910,000               931,297
---------------------------------------------------------------------------------------------------------------------------------
Sarasota National Community Development District, FL, Special Assessment, 5.3%, 2039              1,200,000             1,062,960
---------------------------------------------------------------------------------------------------------------------------------
Seven Oaks, FL, Community Development District II Special Assessment Rev.,  "A",
5.875%, 2035                                                                                        275,000               268,548
---------------------------------------------------------------------------------------------------------------------------------
Seven Oaks, FL, Community Development District II Special Assessment Rev.,  "B",
5%, 2009                                                                                            630,000               625,621
---------------------------------------------------------------------------------------------------------------------------------
Stoneybrook, FL, Community Development District, "A", 6.1%, 2019                                    275,000               275,041
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev.,
5.5%, 2038                                                                                          300,000               275,142
---------------------------------------------------------------------------------------------------------------------------------
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1,
6.125%, 2033                                                                                        400,000               408,796
---------------------------------------------------------------------------------------------------------------------------------
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows
Project),  "1", 6%, 2036                                                                            749,000               720,373
---------------------------------------------------------------------------------------------------------------------------------
West Villages Improvement District, FL, Special Assessment Rev. (Unit of
Development No. 3), 5.5%, 2037                                                                      750,000               688,582
---------------------------------------------------------------------------------------------------------------------------------
Westchester, FL, Community Development District No. 1 (Community Infrastructure),
6.125%, 2035                                                                                        425,000               426,683
---------------------------------------------------------------------------------------------------------------------------------
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037               1,250,000             1,179,200
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Transportation Development
District (Legends Village West Project), 4.875%, 2028                                               785,000               716,524
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,484,299
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los
Angeles County), 0%, 2046                                                                     $   6,500,000        $      419,640
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
6.25%, 2013 (c)                                                                                   1,800,000             1,960,506
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
5.75%, 2047                                                                                       1,150,000             1,122,101
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, "A-1", 5.125%, 2047                                                                       1,125,000               996,604
---------------------------------------------------------------------------------------------------------------------------------
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, "C-1", 0%, 2036                                                                           2,310,000               354,423
---------------------------------------------------------------------------------------------------------------------------------
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset, "A", 6%, 2048              795,000               799,746
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset
Backed, "D", 0%, 2060                                                                            15,000,000               308,850
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Securitization Authority of Southern California Rev., Asset Backed (San
Diego Country Tobacco Asset Securitization Corp.), 0%, 2046                                       8,520,000               638,915
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032                         250,000               262,090
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)                                           1,500,000             1,723,620
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, "1-C", 0%, 2041                                           5,000,000               498,800
---------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY, "1", 5.125%, 2042                                                                1,000,000               919,150
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                      1,250,000             1,057,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,062,045
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO, "B", 0%, 2010 (c)                                         $   8,750,000        $    1,186,150
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO, "B", MBIA, 0%, 2018                                           3,000,000             1,837,710
---------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway, CO, Public Highway Authority (First Tier), "D", 7.125%, 2041                   1,250,000             1,315,875
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Metropolitan Authority Expressway Rev., FGIC, 5.25%, 2022                           2,000,000             2,182,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,522,395
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "A", MBIA,
5.5%, 2018                                                                                    $     500,000        $      559,265
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Loyola Marymount University), "A",
MBIA, 0%, 2019                                                                                $   2,025,000        $    1,173,609
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College),"A",
5.125%, 2045                                                                                        645,000               635,938
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College),
6.125%, 2012 (c)                                                                                    300,000               335,445
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia),
"A", 5.125%, 2025                                                                                   600,000               590,682
---------------------------------------------------------------------------------------------------------------------------------
Southfield, MI, Economic Development Corp. (Lawrence Technological University),
"A", 5.4%, 2018                                                                                   1,000,000             1,001,950
---------------------------------------------------------------------------------------------------------------------------------
University of Illinois, COP (Utilities Infrastructure Project), "A", AMBAC, 5.5%, 2011 (c)          685,000               730,628
---------------------------------------------------------------------------------------------------------------------------------
University of Texas, Financing Systems, "B", 5.375%, 2011 (c)                                       650,000               689,110
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, "A", AMBAC, 0%, 2019                                                    1,000,000               591,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,748,822
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project),  "A",
5.7%, 2040                                                                                    $     750,000        $      708,593
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority Rev., COP, (Crossroads
Schools for the Arts & Sciences), 6%, 2028                                                    $   1,200,000        $    1,238,352
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing Finance Development Rev. (Evergreen Country Day School),
5.875%, 2037                                                                                        545,000               526,034
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.65%, 2008 (c)                                                                           230,000               233,908
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Chicago Charter School Foundation), 5%, 2026                     1,000,000               933,140
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028                    1,000,000               982,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,913,574
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                   $     180,000        $      183,751
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), "A", 6.5%, 2013                                                    1,000,000             1,002,830
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011                                      2,000,000             2,021,900
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities
(Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026                                   645,000               683,719
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration
Partners Facilities), 5.5%, 2023                                                                    550,000               520,008
---------------------------------------------------------------------------------------------------------------------------------
Western Generation Agency, OR (Wauna Cogeneration), "A", 5%, 2021                                   500,000               458,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,871,048
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), "C",
5.75%, 2036                                                                                   $     280,000        $      279,670
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), "C", 6.75%, 2038           645,000               663,911
---------------------------------------------------------------------------------------------------------------------------------
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023                       2,650,000             2,652,571
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                                     500,000               500,030
---------------------------------------------------------------------------------------------------------------------------------
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024        1,250,000             1,260,675
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project),  "B",
5.9%, 2030                                                                                        1,250,000             1,252,288
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                                  300,000               304,584
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy
Resources Project), 5.875%, 2022                                                                  2,000,000             2,000,440
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority Pollution Control Rev.,  "B", MBIA, 4.75%, 2021            250,000               250,305
---------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev., Pollution Control,  "A", 6%, 2013                      900,000               912,384
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
Seward), "A", 6.75%, 2036                                                                           600,000               648,546
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                     750,000               754,072
---------------------------------------------------------------------------------------------------------------------------------
Pleasants County, WV, Industrial Development Rev. (West Penn Power Co.), AMBAC,
5.5%, 2029                                                                                        4,750,000             4,860,532
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                 500,000               501,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,841,363
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Chelan County, WA, Public Utility District No. 1, "A", MBIA, 0%, 2014                         $   5,000,000        $    3,768,550
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency System Rev.,  "F", 5.5%, 2016                         285,000               293,174
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "D", 6.7%, 2019                                      500,000               528,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,590,644
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035                   $   1,125,000        $    1,158,266
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works,
Inc.), 7.5%, 2018                                                                                   340,000               394,679
---------------------------------------------------------------------------------------------------------------------------------
Surprise, AZ, Municipal Property Corp., 4.9%, 2032                                                  800,000               727,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,280,025
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS (k)                                                                                        $  304,900,780
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 4.2%                                                                                   8,168,417
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST) - (62.2)%                                                                     (120,000,000)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                  $  193,069,197
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $304,900,780 and 100.00% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,943,607, representing 4.1% of net assets applicable to common shares.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:


                                                                                                            TOTAL % OF NET ASSETS
                                                          ACQUISITION       ACQUISITION        CURRENT           APPLICABLE TO
RESTRICTED SECURITIES                                         DATE             COST          MARKET VALUE        COMMON SHARES
---------------------------------------------------------------------------------------------------------------------------------
Agua Caliente Band of Cahuilla Indians, CA,
  5.6%, 2013                                                  7/22/03        $1,002,500       $1,024,750
Cabazon Band Mission Indians, CA, 8.375%, 2015               10/04/04           240,000          226,723
Cabazon Band Mission Indians, CA, 8.75%, 2019                10/04/04           895,000          918,467
Director of the State of Nevada Department of
  Business & Industry (Wheeling/Pittsburgh Steel),
  "A", 8%, 2014                                               8/17/99           770,000          712,771
Pass-Through Certificates, "1993", 8.5%, 2016                 8/27/93           556,951          536,409
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $3,419,120              1.8%
                                                                                              ===================================

The following abbreviations are used in this report and are defined:
COP        Certificate of Participation
ETM        Escrowed to Maturity
FRN        Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
PSF        Permanent School Fund

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME MUNICIPAL TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                                  $301,752,759
                                                                                ============
Gross unrealized appreciation                                                   $ 12,659,980
Gross unrealized depreciation                                                     (9,511,959)
                                                                                ------------
      Net unrealized appreciation (depreciation)                                $  3,148,021
                                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 8/31/07

                                                                                                                     UNREALIZED
                                                                                            EXPIRATION              APPRECIATION
DESCRIPTION                                   CONTRACTS                     VALUE              DATE                (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                       227                    $  25,324,688          Dec-07                $  (25,623)
U.S. Treasury Note 10 yr (Short)                 999                      108,937,828          Dec-07                  (526,410)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ (552,033)
                                                                                                                     ==========

At August 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.